SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	11 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020
Offering Costs [Abstract]
Offering costs related to IPO	$ 23,491,852
Unrecognized tax benefits	0
Accrued interest and penalties	0
Federal Depository Insurance Coverage	250,000
Initial Public Offering [Member]
Offering Costs [Abstract]
Offering costs related to IPO	23,205,663
Offering costs charged to operation statement	$ 286,189
Class A Common Stock
Net Loss Per Share
Antidilutive securities excluded from computation of earnings per share (in shares)	20,653,333
Common stock, subject to possible redemption (in shares)	25,625,283	37,538,827	38,356,358